Long-Term Debt - Summary of the Company's Unsecured Senior Notes (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Carrying value	¥ 17,784,092	¥ 8,340,922
Unamortized discount and debt issuance costs	255,033	141,448
Total principal amounts of unsecured senior notes	18,039,125	8,482,370
April 2026 Notes [Member]
Debt Instrument [Line Items]
Carrying value	¥ 2,697,698	3,204,309
Effective interest rate	1.74%
2027 Notes [Member]
Debt Instrument [Line Items]
Carrying value	¥ 5,031,312	¥ 5,136,613
Effective interest rate	1.52%
December 2026 Notes [Member]
Debt Instrument [Line Items]
Carrying value	¥ 10,055,082
Effective interest rate	0.80%